BANK DEBT (Tables)	12 Months Ended
Dec. 31, 2014
BANK DEBT [Abstract]
Schedule of Repayment of Bank Debt
Repayment

July 3, 2015	$15,000
July 3, 2016	15,000
July 3, 2017	18,596
$48,596